UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Institutional Money Market Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to December 31, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUNDS

Annual Report

December 31, 2007

CREDIT SUISSE INSTITUTIONAL
MONEY MARKET FUND, INC.

■  PRIME PORTFOLIO

■  GOVERNMENT PORTFOLIO

The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolios are advised by Credit Suisse Asset Management, LLC.

The views of the Portfolios' management are as of the date of the letters and the Portfolio holdings described in this document are as of December 31, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolios' shares are not bank deposits, obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolios.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Annual Investment Adviser's Report
December 31, 2007 (unaudited)

February 27, 2008

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio (the "Portfolio"), the annualized current yields for the seven-day period ended December 31, 2007, were 4.88%, 4.78%, and 4.63% for the Portfolio's Class A, B and C shares, respectively.1 The Portfolio's weighted average maturity as of December 31, 2007, was 21 days.

Market Review: A liquidity crisis in asset-backed commercial paper

The year ended December 31, 2007, was a turbulent one. There was an unprecedented liquidity crisis in money markets — especially the asset-backed commercial paper markets during the second half of the year.

The extremely difficult conditions for the U.S. mortgage markets and banks created a wave of problems for asset-backed commercial paper. Structured Investment Vehicles (SIVs) were hit hardest with a number of these securities going into default. The result for all asset-backed commercial paper (ABCP) was tremendous spread widening and an almost complete lack of liquidity. Following this was dramatic spread widening in insurance and bank paper as well. The Federal Open Market Committee (FOMC) responded to this crisis with a 50 basis point rate cut in September and two 25 basis point cuts through the rest of 2007. The Fed Funds rate ended 2007 at 4.25%, and was cut twice more to end January 2008 at 3.0%.

As the liquidity crisis took hold, investors became very concerned with the quality of assets in money market funds. Money flowed into Government funds due to the safer nature of the securities in the funds. There were strong pricing rallies on short treasury and agency securities as investors sought security over return while the market turmoil continued.

As described in the Notes to the Financial Statements, during the period under review, an affiliate of Credit Suisse purchased securities from the Portfolio at their amortized cost, including accrued interest. In addition, Credit Suisse contributed capital to the Portfolio to offset losses on the sale of certain portfolio securities and purchased shares of the Portfolio to provide liquidity.

Strategic Review and Market Outlook: Expecting the U.S. to narrowly avoid recession

During the second half of the year, the systemic risks associated with the asset quality of various money market fund investments precipitated a flight to quality and government money market funds. After thoroughly examining the Portfolio's underlying asset quality, the Portfolio was repositioned into bank certificates of deposit (CDs), short-term corporate commercial paper and

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

repurchase agreements. The Portfolio's overnight and 7-day liquidity positions were increased to meet potential redemptions. Even as the FOMC cut the Fed Funds rate, the Portfolio maintained a high cash position rather than extending the Portfolio's weighted average maturity. In fact, we are investing all new monies in liquid securities until our holdings of illiquid securities are less than 10% of net assets. As of February 22, 2008, our holdings of illiquid paper are approximately 15%.

The Portfolio has suspended new purchases of mortgage-backed securities, extendible floaters and collateralized debt obligations for the foreseeable future. Likewise, we have temporarily suspended purchases of ABCP. Instead, more bank CDs, short-term corporate commercial paper and repurchase agreements are replacing these investments as they mature. The objective as we move forward is to maintain a high quality prime portfolio.

Since year-end, we have extended our average maturities moderately, in order to take advantage of the move to lower interest rates we foresee. As of February 22, 2008, the Portfolio's weighted average maturity has been extended to 39 days.

Currently the market is pricing in a terminal Fed Funds rate of 2.50%, or 50 basis points more of easing. In terms of the economy we believe the U.S. will avoid a technical recession, but do expect below trend growth. The economy should slowly recover by the end of the year as the overhang in housing inventory begins to subside. In our opinion, the economy will continue to benefit from a weak dollar causing strong export growth offset by weaker domestic demand. We believe the labor market will weaken further but not collapse, with the unemployment rate ticking up by .5% from its current level to 5.5%. We expect volatility in the fixed income market to continue in 2008 and liquidity to continue slowly returning to the money markets. The asset-backed commercial paper market will continue to evolve with mostly the stronger bank backed multi-seller programs remaining. We believe the financial firms will continue to be in the headlines as they try to repair balance sheets during the continuing subprime mortgage crisis. Until firms feel comfortable committing money to capital market transactions, we foresee continued volatility and turbulence in the fixed income markets.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Average Annual Returns as of December 31, 20071

	1 Year	5 Years	Since Inception	Inception Date
Class A	5.36%	3.17%	2.89%	11/28/01
Class B	5.26%	3.06%	2.79%	11/28/01
Class C	5.10%	2.91%	2.63%	11/28/01

7-Day Annualized Current Yields as of December 31, 20071

Class A	4.88%
Class B	4.78%
Class C	4.63%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields may include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended December 31, 2007

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 7/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/07	$1,026.40	$1,025.90	$1,025.10
Expenses Paid per $1,000*	$0.26	$0.77	$1.53
Hypothetical 5% Portfolio Return
Beginning Account Value 7/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/07	$1,024.95	$1,024.45	$1,023.69
Expenses Paid per $1,000*	$0.26	$0.77	$1.53
	Class A	Class B	Class C
Annualized Expense Ratios*	0.05%	0.15%	0.30%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	13.9%
AA	46.6%
A	0.1%
A-1	20.6%
Subtotal	81.2%
Repurchase Agreements	18.8%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Annual Investment Adviser's Report
December 31, 2007 (unaudited)

February 27, 2008

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio (the "Portfolio"), the annualized current yields for the seven-day period ended December 31, 2007, were 4.22%, 4.12%, and 3.97% for the Portfolio's Class A, B and C shares, respectively.1 The Portfolio's average weighted maturity as of December 31, 2007, was 7 days.

Market Review: A liquidity crisis in asset-backed commercial paper

The year ended December 31, 2007, was a turbulent one. There was an unprecedented liquidity crisis in money markets — especially the asset-backed commercial paper markets during the second half of the year.

The extremely difficult conditions for the U.S. mortgage markets and banks created a wave of problems for asset backed commercial paper. Structured Investment Vehicles (SIVs) were hit hardest with a number of these securities going into default. The result for all asset-backed commercial paper was tremendous spread widening and an almost complete lack of liquidity. Following this was dramatic spread widening in insurance and bank paper as well. The Federal Open Market Committee (FOMC) responded to this crisis with a 50 basis point rate cut in September and two 25 basis point cuts through the rest of 2007. The Fed Funds rate ended 2007 at 4.25%, and was cut twice more to end January 2008 at 3.0%.

As the liquidity crisis took hold, investors became very concerned with the quality of assets in money market funds. Money flowed into Government funds due to the safer nature of the securities in the funds. There were strong pricing rallies on short treasury and agency securities as investors sought security over return while the market turmoil continued.

Strategic Review and Market Outlook: Expecting the U.S. to avoid recession

With the difficulties in asset-backed commercial paper and corporate markets, in the second half of the year, the Portfolio's investment in government agency securities and heavy investment in overnight repurchase agreements provided a liquid portfolio. We maintained the very short portfolio structure, even as rates dropped, to provide investors a portfolio that provided a consistent return in a turbulent environment.

Currently the market is pricing in a terminal Fed Funds rate of 2.50%, or 50 basis points more of easing. In terms of the economy we believe the U.S. will avoid a technical recession, but do expect below trend growth. The economy

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

should slowly recover by the end of the year as the overhang in housing inventory begins to subside. In our opinion, the economy will continue to benefit from a weak dollar causing strong export growth offset by weaker domestic demand. We believe the labor market will weaken further but not collapse, with the unemployment rate ticking up by .5% from its current level to 5.5%. We expect volatility in the fixed income market to continue in 2008 and liquidity to continue slowly returning to the money markets. The asset-backed commercial paper market will continue to evolve with mostly the stronger bank backed multi-seller programs remaining. We believe the financial firms will continue to be in the headlines as they try to repair balance sheets during the continuing subprime mortgage crisis. Until firms feel comfortable committing money to capital market transactions, we foresee continued volatility and turbulence in the fixed income markets.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Average Annual Returns as of December 31, 20071

	1 Year	5 Years	Since Inception	Inception Date
Class A	5.00%	3.01%	2.84%	1/25/02
Class B	4.89%	2.91%	2.74%	1/25/02
Class C	4.74%	2.76%	2.59%	1/25/02

7-Day Annualized Current Yields as of December 31, 20071

Class A	4.22%
Class B	4.12%
Class C	3.97%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields may include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended December 31, 2007

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 7/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/07	$1,023.90	$1,023.40	$1,022.60
Expenses Paid per $1,000*	$1.02	$1.53	$2.29
Hypothetical 5% Portfolio Return
Beginning Account Value 7/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/07	$1,024.20	$1,023.69	$1,022.94
Expenses Paid per $1,000*	$1.02	$1.53	$2.29
	Class A	Class B	Class C
Annualized Expense Ratios*	0.20%	0.30%	0.45%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	9.7%
Repurchase Agreements	90.3%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Schedule of Investments
December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE OBLIGATIONS (70.9%)
Asset Backed (1.3%)
$2,502	John Deere Owner Trust, Series 2007-A, Class A1##	(A-1+, P-1)	05/15/08	5.330	$2,502,134
61,500	Newcastle CDO, Ltd., Series 2005-6A, Class IM2##*	(AAA, Aaa)	01/24/08	4.896	61,499,234
64,991	TIAA Real Estate CDO, Ltd., Series 2003-1A, Class A1MM##*	(AAA, Aaa)	03/28/08	5.135	64,991,139
					128,992,507
Banking (29.8%)
25,000	Bayerische Landesbank Girozentrale, Notes##	(AAA, Aaa)	09/23/08	4.956	25,002,966
32,700	BNP Paribas, Rule 144A, Bank Guaranteed Notes‡##	(AAA, Aaa)	08/25/08	4.896	32,700,106
90,000	BNP Paribas, Rule 144A, Notes‡##	(AA+, Aa1)	08/19/08	4.895	90,000,000
300,000	BNP Paribas, Series MTN, Notes##	(AA+, Aa1)	08/07/08	4.845	300,000,000
175,000	Caja de Ahorros y Monte de Piedad de Madrid SA, Rule 144A, Senior Unsecured Notes‡##	(AA-, Aa1)	08/12/08	5.349	175,000,916
250,000	Caja de Ahorros y Pensiones de Barcelona SA, Rule 144A, Unsubordinated Notes‡##	(AA-, Aa1)	07/23/08	5.151	250,000,000
445,000	Credit Agricole SA, Rule 144A, Notes‡##	(AA-, Aa1)	07/22/08	4.854	445,000,000
50,000	Credit Agricole SA, Rule 144A, Notes‡##	(AA-, Aa1)	08/26/08	5.141	50,000,000
185,000	Dekabank Deutsche Girozentrale##	(AA, Aaa)	11/15/08	5.239	185,000,000
300,000	Fortis Bank, Rule 144A, Notes‡##	(AA-, Aa2)	07/18/08	5.169	300,000,000
170,000	HSH Nordbank AG, Rule 144A, Notes‡##	(AA-, Aa1)	09/22/08	5.010	170,028,410
40,000	Intesa Bank Ireland PLC, Series BKNT, Bank Guaranteed Notes##	(AA-, Aa2)	08/22/08	4.875	40,000,000
175,000	Lloyds TSB Group PLC, Notes##	(AA-, Aa1)	09/06/08	5.110	175,000,000
75,000	Natixis, Rule 144A, Secured Notes‡##	(AA-, Aa2)	09/08/08	4.896	75,000,000
97,500	Natixis, Rule 144A, Yankee Bonds‡##	(AA, Aa3)	09/12/08	5.048	97,507,568
450,000	Royal Bank of Canada, Rule 144A, Notes‡##	(AA-, Aaa)	09/05/08	5.222	450,000,000
250,000	Svenska Handelsbanken AB Class A, Notes##	(AA-, Aa1)	09/13/08	5.174	250,000,000
10,000	Unicredito Italiano Bank (Ireland) PLC, Company Guaranteed Notes##	(A+, Aa2)	09/08/08	5.263	10,000,000
					3,120,239,966
Finance (21.8%)
100,000	AIG Matched Funding Corp., Rule 144A, Notes‡##	(AA, Aa2)	02/06/08	5.242	99,997,065
75,000	AIG Matched Funding Corp., Rule 144A, Senior Unsecured Notes‡##	(AA, Aa2)	06/20/08	4.926	75,007,668
18,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	04/14/08	5.323	18,005,142
170,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	08/01/08	4.911	170,000,000
46,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	09/12/08	5.088	46,006,167
185,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	09/04/08	5.096	185,000,000
15,000	Allstate Life Global Funding Trust, Notes##	(AA, Aa2)	08/27/08	4.895	15,000,000

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Schedule of Investments (continued)
December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE OBLIGATIONS
Finance
$225,000	Allstate Life Global Funding Trust, Series MTN, Notes##	(AA, Aa2)	06/30/08	4.830	$225,025,557
50,000	Counts Series 2007-1, Rule 144A, Secured Notes‡##*	(A-1+, P-1)	02/06/08	4.885	50,000,000
21,250	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	05/19/08	4.955	21,256,308
100,000	Genworth Life Institutional Funding, Secured Notes##	(AA-, Aa3)	09/11/08	5.228	100,000,000
400,000	Merrill Lynch & Company, Inc., Promissory Note##*	(A-1, P-1)	02/19/08	4.992	400,000,000
50,000	Merrill Lynch & Company, Inc., Series MTN, Global Senior Unsecured Notes##	(AA-, Aa3)	08/22/08	5.036	50,000,000
190,000	Merrill Lynch & Company, Inc., Series MTN, Notes##	(AA-, Aa3)	09/03/08	5.316	190,000,000
350,000	Metropolitan Life Global Funding I, Rule 144A, Bonds‡##	(AA, Aa2)	08/21/08	4.886	350,000,994
75,000	Monument Global 2007-F, Rule 144A, Notes‡##	(AA, Aa3)	03/20/08	4.906	75,000,000
140,000	Pacific Life Global Funding, Rule 144A, Notes‡##	(AA, Aa3)	08/08/08	5.223	140,000,000
75,000	Pacific Life Global Funding, Rule 144A, Notes‡##	(AA, Aa3)	09/12/08	5.274	75,043,960
					2,285,342,861
Mortgage Backed Securities (18.0%)
130,000	Aire Valley Mortgages, Series 2007-1A, Class 1A1##*	(AAA, Aaa)	03/20/08	4.939	130,000,000
306,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3##*	(AAA, Aaa)	01/13/08	5.194	306,000,767
150,000	Granite Master Issuer PLC, Series 2007-2, Class 4A1##*	(AAA, Aaa)	04/17/08	5.008	150,000,000
125,000	Holmes Master Issuer PLC, Series 2007-1, Class 1A1##*	(A-1+, P-1)	03/15/08	5.008	125,000,000
161,006	Interstar Millennium Trust, Series 2006-2GA, Class A1##*	(A-1+, P-1)	05/27/08	4.813	161,005,551
30,651	Paragon Mortgages PLC, Series 11A, Class A1##*	(AAA, Aaa)	01/15/08	5.018	30,650,980
342,688	Paragon Mortgages PLC, Series 12A, Class A1##*	(AAA, Aaa)	05/15/08	5.018	342,687,871
45,638	Paragon Mortgages PLC, Series 13A, Class A1##*	(AAA, Aaa)	07/15/08	5.038	45,638,265
246,599	Paragon Mortgages PLC, Series 15A, Class A1##*	(AAA, Aaa)	06/15/08	5.028	246,598,650
250,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A##*	(A-1+, P-1)	02/12/08	5.222	250,000,000
100,000	Permanent Master Issuer PLC, Series 2007-1, Class 1A##*	(A-1+, P-1)	01/15/08	5.008	100,000,000
					1,887,582,084
TOTAL CORPORATE OBLIGATIONS (Cost $7,422,157,418)					7,422,157,418

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Schedule of Investments (continued)
December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
TIME DEPOSIT (10.1%)
$150,000	Canadian Imperial Bank of Commerce	(A-1, P-1)	01/02/08	1.250	$150,000,000
410,879	Societe Generale	(A-1+, P-1)	01/02/08	1.270	410,879,000
500,000	Wells Fargo Bank	(A-1+, P-1)	01/02/08	2.000	500,000,000
TOTAL TIME DEPOSIT (Cost $1,060,879,000)					1,060,879,000
REPURCHASE AGREEMENTS (18.8%)
300,000	Bank of America Tri Party Repo (Agreement dated 12/31/07, to be repurchased at $300,076,667, collateralized by $37,256,000 United Mexican States at 6.38% and 9.88%, due 1/16/13 and 2/1/10, $14,366,000 Sallie Mae at 4.00%, due 1/15/09, $80,071,221 Marsh & McLennan Companies, Inc. at 5.75%, due 9/15/15, $17,555,000 Kimco Realty Corp. at 4.82, due 6/1/14, $160,763,316 Con-Way,Inc. at 7.25%, due 1/15/18. Market Value of collateral is $315,000,000) (Cost $300,000,000)	(A-1+, P-1)	01/02/08	4.600	300,000,000
450,000	Citigroup Tri Party Repo
(Agreement dated 12/31/07, to be
repurchased at $450,115,625, collateralized
by $3,597,000 Wachovia Corp., 5.55%
due 8/1/13, $28,000,000
Stancorp Financial Group, 6.90% due 6/1/67,
$28,288,000 Southwest Airlines Co.,
6.50% due 3/1/12, $38,898,000 Sallie Mae,
4.00% due 1/15/09, $25,406,000
Marsh & McLennan Co., 5.38 due 7/15/14,
$34,086,000 M.D.C. Holdings, Inc.,
5.50% due 5/15/13, $50,000,000
iStar Financial, Inc., 5.50% due 6/15/12,
$36,300,000 Granite Master Issuer PLC,
5.23% due 12/20/54, $60,877,000
GATX Financial Corp., 6.27% due 6/15/11,
$31,035,000 Exelon Generation Co. LLC,
6.20% due 10/1/17, $27,600,000 EFSI,
0.00% due 6/1/39, $29,055,000
Commonwealth Edison, 5.90% due 3/15/36,
$6,281,349 Citibank Credit Card Issuance
Trust, 5.24% due 6/15/37, $29,857,000
CenturyTel, Inc., 6.00% due 4/1/17,
$42,100,000 ZFS Finance USA Trust IV,
5.88% due 5/9/32. Market Value of
collateral is $459,000,000)
	(Cost $450,000,000)	(A-1+, P-1)	01/02/08	4.625	450,000,000

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Schedule of Investments (continued)
December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
REPURCHASE AGREEMENTS
$1,050,000	Deutsche Bank Tri Party Repo (Agreement dated 12/31/07, to be repurchased at $1,050,244,521, collateralized by $300,000,000 Federal Home Loan Bank Bonds, from 4.63% to 5.35% due from 10/10/08 to 10/3/12, $303,536,000 Freddie Mac Notes, from 3.63% to 5.57% due from 9/15/08 to 5/21/12, $490,472,226 Deutsche Mortgage Securities, Inc., 5.53% due to 9/28/46. Market Value of collateral is $1,084,500,288) (Cost $1,050,000,000)	(A-1+, P-1)	01/02/08	4.250	$1,050,000,000
168,488	Lehman Tri Party Repo (Agreement dated 12/31/07 to be repurchased at $168,527,237, collateralized by $168,488,119 RFCSP Strip Principal at 8.88%, due 7/15/20 and 4/15/30. Market Value of collateral is 171,857,878) (Cost $168,488,000)	(A-1+, P-1)	01/02/08	4.250	168,488,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,968,488,000)					1,968,488,000
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $10,451,524,418)					10,451,524,418
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)					21,788,151
NET ASSETS (100.0%)					$10,473,312,569

Average Weighted Maturity — 21 days (unaudited)

INVESTMENT ABBREVIATIONS

BKNT = Bank Note
MTN = Medium Term Note
MTNA = Medium Term Note, Series A

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $3,000,286,687 or 28.6% of net assets.

##  Variable rate obligations — The interest rate is the rate as of December 31, 2007.

*  Securities considered illiquid. The total value of such securities as of December 31, 2007 was $2,464,072,457 or 23.5% of net assets.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Schedule of Investments
December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (9.7%)
$50,000	Fannie Mae Discount Notes	(AAA, Aaa)	02/15/08	3.565	$49,732,500
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/30/08	3.406	1,958,250
5,000	Federal Home Loan Bank##	(AAA, Aaa)	01/10/08	5.083	4,999,962
4,750	Federal Home Loan Bank##	(AAA, Aaa)	09/17/08	4.841	4,753,364
50,000	Federal Home Loan Discount Notes	(AAA, Aaa)	01/18/08	4.077	49,897,528
50,000	Freddie Mac Discount Notes	(AAA, Aaa)	02/29/08	3.626	49,650,097
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $160,991,701)					160,991,701
REPURCHASE AGREEMENTS (90.3%)
1,300,000	Deutsche Bank Tri Party Repo (Agreement dated 12/31/07, to be repurchased at $1,300,306,944, collateralized by $472,683,000 Fannie Mae Notes, from 5.50% to 5.55% due from 2/16/17 to 10/3/17, $799,298,000 Freddie Mac Notes, from 5.45% to 6.00% due from 1/22/16 to 8/3/17. Market Value of collateral is $1,326,000,367) (Cost $1,300,000,000)	(A-1+, P-1)	01/02/08	4.250	1,300,000,000
197,116	Lehman Tri Party Repo (Agreement dated 12/31/07 to be repurchased at $197,161,904, collateralized by $148,727,945 RFCSP Strip Principal, 8.88% due 4/15/30, $52,334,449 FICO Strip, 0.00% due from 5/30/09 to 8/3/18. Market Value of collateral is $201,062,444) (Cost $197,116,000)	(A-1+, P-1)	01/02/08	4.250	197,116,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,497,116,000)					1,497,116,000
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $1,658,107,701)					1,658,107,701
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)					(72,725)
NET ASSETS (100.0%)					$1,658,034,976

Average Weighted Maturity — 7 days (unaudited)

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

##  Variable rate obligations — The interest rate is the rate as of December 31, 2007.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.
Statements of Assets and Liabilities
December 31, 2007

	Prime Portfolio	Government Portfolio
Assets
Investments at value (Cost $8,483,036,418, and $160,991,701, respectively) (Note 2)	$8,483,036,418	$160,991,701
Repurchase agreement at value (Cost $1,968,488,000 and $1,497,116,000, respectively) (Note 2)	1,968,488,000	1,497,116,000
Cash	86	159
Interest receivable	31,801,272	244,920
Receivable for portfolio shares sold	28,942	—
Receivable from investment adviser (Note 3)	865,042	—
Prepaid expenses	151,395	39,365
Total Assets	10,484,371,155	1,658,392,145
Liabilities
Advisory fee payable (Note 3)	627,272	260,808
Administrative services fee payable (Note 3)	250,653	43,993
Distribution fee payable (Note 3)	28,507	10,397
Dividends payable	9,151,655	—
Payable for portfolio shares redeemed	763,787	—
Directors' fee payable	804	804
Other accrued expenses payable	235,908	41,167
Total Liabilities	11,058,586	357,169
Net Assets
Capital stock, $0.001 par value (Note 4)	10,473,313	1,658,035
Paid-in capital (Note 4)	10,465,296,617	1,656,376,497
Undistributed net investment income	—	22
Accumulated net realized gain (loss) on investments	(2,457,361)	422
Net Assets	$10,473,312,569	$1,658,034,976
A Shares
Net assets	$10,282,414,311	$1,589,625,574
Shares outstanding	10,282,475,559	1,589,625,055
Net asset value, offering price and redemption price per share	$1.00	$1.00
B Shares
Net assets	$93,033,829	$30,769,210
Shares outstanding	92,984,567	30,769,766
Net asset value, offering price and redemption price per share	$1.00	$1.00
C Shares
Net assets	$97,864,429	$37,640,192
Shares outstanding	97,852,443	37,639,740
Net asset value, offering price and redemption price per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.
Statements of Operations
For the Year Ended December 31, 2007

	Prime Portfolio	Government Portfolio
Interest Income (Note 2)	$936,470,415	$17,014,333
Expenses
Investment advisory fees (Note 3)	35,099,254	723,773
Administrative services fees (Note 3)	4,600,362	79,418
Distribution fees (Note 3)
Class B	162,598	26,735
Class C	267,485	45,524
Registration fees	—	49,936
Custodian fees	938,648	11,920
Insurance expense	248,803	2,353
Audit and tax fees	94,332	20,361
Transfer agent fees	63,983	4,124
S&P rating fees	36,659	—
Legal fees	33,380	40,396
Printing fees (Note 3)	31,832	22,784
Directors' fees	20,484	20,487
Miscellaneous expense	35,682	870
Total expenses	41,633,502	1,048,681
Less: fees waived (Note 3)	(27,280,748)	(252,649)
Net expenses	14,352,754	796,032
Net investment income	922,117,661	16,218,301
Net Realized Gain (Loss) from Investments	(2,420,560)	422
Net increase in net assets resulting from operations	$919,697,101	$16,218,723

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.
Statements of Changes in Net Assets

	Prime Portfolio		Government Portfolio
	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
From Operations
Net investment income	$922,117,661	$296,054,914	$16,218,301	$3,850,070
Net realized gain (loss) from investments	(2,420,560)	51,193	422	633
Net increase in net assets resulting from operations	919,697,101	296,106,107	16,218,723	3,850,703
From Dividends
Dividends from net investment income
Class A shares	(908,403,223)	(281,460,781)	(14,132,256)	(2,395,714)
Class B shares	(8,373,983)	(10,442,288)	(1,273,722)	(1,091,851)
Class C shares	(5,340,455)	(4,151,845)	(812,323)	(362,505)
Net decrease in net assets resulting from dividends	(922,117,661)	(296,054,914)	(16,218,301)	(3,850,070)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	182,889,596,408	70,187,047,861	2,955,772,642	324,868,685
Reinvestment of dividends	703,072,971	221,322,884	15,900,170	3,840,512
Net asset value of shares redeemed	(188,380,506,907)	(56,214,324,901)	(1,426,146,218)	(259,677,583)
Net increase (decrease) in net assets from capital share transactions	(4,787,837,528)	14,194,045,844	1,545,526,594	69,031,614
Increase due to capital contribution from advisor (Note 3)	2,457,361	—	—	—
Net increase (decrease) in net assets	(4,787,800,727)	14,194,097,037	1,545,527,016	69,032,247
Net Assets
Beginning of year	15,261,113,296	1,067,016,259	112,507,960	43,475,713
End of year	$10,473,312,569	$15,261,113,296	$1,658,034,976	$112,507,960
Undistributed net investment income	$—	$—	$22	$—

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Financial Highlights
(For a Class A Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0522	0.0500	0.0311	0.0122	0.0105
LESS DIVIDENDS
Dividends from net investment income	(0.0523)	(0.0500)	(0.0311)	(0.0122)	(0.0105)
Increase due to capital contribution	0.0001	—	—	—	—
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	5.36%	5.12%	3.15%	1.22%	1.06%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$10,282,414	$14,950,638	$729,578	$228,764	$184,178
Ratio of expenses to average net assets	0.08%	0.10%	0.13%	0.20%	0.20%
Ratio of net investment income to average net assets	5.26%	5.22%	3.32%	1.27%	1.07%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%	0.18%	0.18%	0.11%	0.10%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Financial Highlights
(For a Class B Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0512	0.0490	0.0301	0.0112	0.0095
LESS DIVIDENDS
Dividends from net investment income	(0.0513)	(0.0490)	(0.0301)	(0.0112)	(0.0095)
Increase due to capital contribution	0.0001	—	—	—	—
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	5.26%	5.01%	3.05%	1.12%	0.95%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$93,034	$205,406	$261,970	$330,167	$344,396
Ratio of expenses to average net assets	0.18%	0.20%	0.23%	0.30%	0.30%
Ratio of net investment income to average net assets	5.15%	4.90%	3.22%	1.17%	0.97%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%	0.18%	0.18%	0.11%	0.10%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Financial Highlights
(For a Class C Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0497	0.0475	0.0286	0.0097	0.0080
LESS DIVIDENDS
Dividends from net investment income	(0.0498)	(0.0475)	(0.0286)	(0.0097)	(0.0080)
Increase due to capital contribution	0.0001	—	—	—	—
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	5.10%	4.86%	2.90%	0.97%	0.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$97,864	$105,070	$75,468	$73,975	$93,410
Ratio of expenses to average net assets	0.33%	0.35%	0.38%	0.45%	0.45%
Ratio of net investment income to average net assets	4.99%	4.78%	3.07%	1.02%	0.82%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%	0.18%	0.18%	0.11%	0.10%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Financial Highlights
(For a Class A Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0489	0.0478	0.0294	0.0119	0.0107
LESS DIVIDENDS
Dividends from net investment income	(0.0489)	(0.0478)	(0.0294)	(0.0119)	(0.0107)
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	5.00%	4.89%	2.98%	1.20%	1.07%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,589,626	$82,301	$11,406	$30,073	$42,619
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.46%	4.96%	2.88%	1.13%	1.06%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.06%	0.24%	0.27%	0.18%	0.18%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Financial Highlights
(For a Class B Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0479	0.0468	0.0284	0.0110	0.0097
LESS DIVIDENDS
Dividends from net investment income	(0.0479)	(0.0468)	(0.0284)	(0.0110)	(0.0097)
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	4.89%	4.79%	2.88%	1.10%	0.97%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$30,769	$22,745	$23,497	$73,289	$92,476
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.76%	4.69%	2.78%	1.03%	0.96%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%	0.29%	0.27%	0.18%	0.18%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Financial Highlights
(For a Class C Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0464	0.0453	0.0269	0.0095	0.0082
LESS DIVIDENDS
Dividends from net investment income	(0.0464)	(0.0453)	(0.0269)	(0.0095)	(0.0082)
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	4.74%	4.63%	2.73%	0.95%	0.82%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$37,640	$7,462	$8,573	$12,894	$22,874
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	4.46%	4.53%	2.63%	0.88%	0.81%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%	0.30%	0.27%	0.18%	0.18%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements
December 31, 2007

Note 1. Organization

The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in each Portfolio represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 pm eastern time) and at 5:00 p.m. eastern time each day each Portfolio is open for business. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2007

Note 2. Significant Accounting Policies

B) ILLIQUID SECURITIES — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Due to changes in market conditions during the fiscal year, a number of the Prime Portfolio's holdings that had previously been determined to be liquid were deemed to be illiquid. For so long as the Prime Portfolio holds illiquid securities representing 10% or more of its total assets, the Prime Portfolio may not purchase additional illiquid securities. In addition, the Prime Portfolio will attempt to reduce its holdings of illiquid securities in an orderly fashion.

C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal income taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) REPURCHASE AGREEMENTS — Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2007

Note 2. Significant Accounting Policies

the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) CREDIT AND MARKET RISK — The value of structured securities may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessments thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse") serves as investment adviser for the Portfolios. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the year ended December 31, 2007, investment advisory fees earned and voluntarily waived were as follows:

Portfolio	Gross Advisory Fee	Waiver	Net Advisory Fee
Prime Portfolio	$35,099,254	$(27,280,748)	$7,818,506
Government Portfolio	723,773	(252,649)	471,124

Credit Suisse will not recapture from the Portfolios any fees it waived for the fiscal year ended December 31, 2007. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

During the year ended December 31, 2007, Credit Suisse voluntarily contributed capital to the Prime Portfolio in the amount of $2,457,361 to offset the effect of accumulated realized losses in the Prime Portfolio. Credit Suisse received no shares of common stock in exchange for this contribution, which increased the net asset value of the Prime Portfolio. For tax purposes, this capital contribution will be applied against realized losses for the year. Such amount has been recorded as additional paid-in capital in the Statement of

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2007

Note 3. Transactions with Affiliates and Related Parties

Assets and Liabilities. In addition, an affiliate of Credit Suisse purchased $3 billion of shares of the Prime Portfolio in August 2007. These shares were subsequently redeemed in September and October 2007.

On August 16, 27 and 28, 2007, an affiliate of Credit Suisse purchased at amortized cost, including accrued interest, which at the time approximated the then-current market value, from the Prime Portfolio securities with a face value of approximately $5.692 billion.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Portfolios. No compensation is payable by the Portfolios to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios administered by SSB and allocated based upon the relative average net assets of each fund/portfolio subject to an annual minimum fee. For the year ended December 31, 2007, administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Portfolio	Administrative Services Fee
Prime Portfolio	$4,600,362
Government Portfolio	79,418

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of each Portfolio's shares. Pursuant to distribution plans adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is currently calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio, and at an annual rate of 0.25% of the average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2007, Merrill was paid for its services to the Portfolios as follows:

Portfolio	Amount
Prime Portfolio	$26,043
Government Portfolio	21,863

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2007

Note 4. Capital Share Transactions

The Fund is authorized to issue fifty-five billion full and fractional shares of capital stock, $.001 par value per share, of which fifty-one billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

	Prime Portfolio
	Class A
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	182,220,088,349	$182,220,088,349	69,291,373,580	$69,291,373,580
Shares issued in reinvestment of dividends	689,874,546	689,874,546	206,947,117	206,947,117
Shares redeemed	(187,578,206,677)	(187,578,206,677)	(55,277,309,169)	(55,277,309,169)
Net increase (decrease)	(4,668,243,782)	$(4,668,243,782)	14,221,011,528	$14,221,011,528
	Prime Portfolio
	Class B
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	496,101,149	$496,101,149	744,996,118	$744,996,118
Shares issued in reinvestment of dividends	7,857,935	7,857,935	10,225,497	10,225,497
Shares redeemed	(616,338,407)	(616,338,407)	(811,788,224)	(811,788,224)
Net decrease	(112,379,323)	$(112,379,323)	(56,566,609)	$(56,566,609)
	Prime Portfolio
	Class C
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	173,406,910	$173,406,910	150,678,163	$150,678,163
Shares issued in reinvestment of dividends	5,340,490	5,340,490	4,150,270	4,150,270
Shares redeemed	(185,961,823)	(185,961,823)	(125,227,508)	(125,227,508)
Net increase (decrease)	(7,214,423)	$(7,214,423)	29,600,925	$29,600,925

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2007

Note 4. Capital Share Transactions

	Government Portfolio
	Class A
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	2,759,702,371	$2,759,702,371	200,354,579	$200,354,579
Shares issued in reinvestment of dividends	13,814,147	13,814,147	2,390,252	2,390,252
Shares redeemed	(1,266,192,260)	(1,266,192,260)	(131,849,955)	(131,849,955)
Net increase	1,507,324,258	$1,507,324,258	70,894,876	$70,894,876
	Government Portfolio
	Class B
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	111,971,631	$111,971,631	93,065,535	$93,065,535
Shares issued in reinvestment of dividends	1,273,721	1,273,721	1,089,452	1,089,452
Shares redeemed	(105,220,851)	(105,220,851)	(94,907,772)	(94,907,772)
Net increase (decrease)	8,024,501	$8,024,501	(752,785)	$(752,785)
	Government Portfolio
	Class C
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	84,098,640	$84,098,640	31,448,571	$31,448,571
Shares issued in reinvestment of dividends	812,302	812,302	360,808	360,808
Shares redeemed	(54,733,107)	(54,733,107)	(32,919,856)	(32,919,856)
Net increase (decrease)	30,177,835	$30,177,835	(1,110,477)	$(1,110,477)

On December 31, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

Portfolio	Number of Shareholders	Approximate Percentage of Outstanding Shares
Prime Portfolio
Class A	3	47%
Class B	2	100%
Class C	1	100%
Government Portfolio
Class A	2	94%
Class B	1	100%
Class C	1	100%

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2007

Note 4. Capital Share Transactions

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 5. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended December 31, 2007 and 2006, respectively, for the Portfolios were as follows:

	Ordinary Income
Portfolio	2007	2006
Prime Portfolio	$922,117,661	$296,054,914
Government Portfolio	16,218,301	3,850,070

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to unused capital loss carryforwards. At December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Prime Portfolio	Government Portfolio
Undistributed net investment income	$—	$22
Accumulated net realized gain (loss)	(2,457,361)	422
	$(2,457,361)	$444

At December 31, 2007, the Portfolios had capital loss carryforwards available to offset possible future capital gains as follows:

	Expires December 31,
	2013	2015
Prime Portfolio	$36,801	$2,420,560
Government Portfolio	—	—

It is uncertain that the Prime Portfolio will realize the full benefit of these losses prior to expiration.

At December 31, 2007, the identified cost for federal income tax purposes were as follows:

Portfolio	Identified Cost
Prime Portfolio	$10,451,524,418
Government Portfolio	1,658,107,701

Credit Suisse Institutional Money Market Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2007

Note 5. Federal Income Taxes

At December 31, 2007, Government Portfolio reclassified $22 to undistributed net investment income from accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of dividend redesignations. Net assets were not affected by these reclassifications.

Note 6. Contingencies

In the normal course of business, the Portfolios may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended December 31, 2007, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

Credit Suisse Institutional Money Market Fund, Inc.
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio and
Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio and Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio (the "Portfolios") at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 25, 2008

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Prime Portfolio (the "Portfolio"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.20% for the Portfolio ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Portfolio and considered the actual fee rate of 0.07% paid by the Portfolio after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee, Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Board Approval of Advisory Agreement (unaudited) (continued)

Portfolio Performance

The Board received and considered the performance results of the Portfolio over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was above the median of the Portfolio's Expense Group, the Net Advisory Fee was below the median of the Expense Group and the Board considered the fee to be reasonable.

•  The Portfolio's performance was above the median of both the Performance Group and Performance Universe for all periods and was ranked first or second among the funds in the Performance Group for the one-, two- and three-year periods.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

•  In light of the amount of the net management fees and Credit Suisse's willingness to waive fees and reimburse expenses, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

The Board also considered that Credit Suisse had demonstrated its continuing commitment to the Portfolio during the current period of disruption in the credit markets by purchasing, through an affiliate, certain instruments from the Portfolio at the securities' amortized cost, including accrued interest, which at the time approximated the then-current market value, so that there was no adverse impact on the Portfolio's net asset value from these securities. The Board further considered that Credit Suisse had purchased Portfolio shares to ensure there was sufficient liquidity in the Portfolio to meet anticipated redemptions.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Government Portfolio (the "Portfolio"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.20% for the Portfolio ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Portfolio and considered that Credit Suisse had waived the entire amount of the advisory fee ("Net Advisory Fee") and reimbursed expenses. The Board acknowledged that voluntary fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee, Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Board Approval of Advisory Agreement (unaudited) (continued)

Portfolio Performance

The Board received and considered the performance results of the Portfolio over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was among the lowest in the Portfolio's Expense Group and Credit Suisse had waived the full amount of the advisory fee and reimbursed expenses. The Board considered the fee to be reasonable.

•  The Portfolio's performance for all periods was above the median of the Performance Group and Performance Universe, and its four-year and five-year performances were the highest of its Performance Group.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

•  In light of the amount of the Contractual Advisory Fee and Credit Suisse's willingness to waive fees and reimburse expenses, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Institutional Money Market Fund, Inc.
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	35	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Nominating and Audit Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	28	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan, Inc. (smelting and refining of nonferrous metals company).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Institutional Money Market Fund, Inc.
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Nominating and Audit Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	28	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	35	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[2] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1954)	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	28	None

2  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Institutional Money Market Fund, Inc.
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Lawrence D. Haber c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1951)	Chief Executive Officer and President	Since 2007	Managing Director and Chief Operating Officer of Credit Suisse; Member of Credit Suisse's Management Committee; Chief Financial Officer of Merrill Lynch Investment Managers from 1997 to 2003.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since Fund Inception	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1965)	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

Credit Suisse Institutional Money Market Fund, Inc.
December 31, 2007 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended December 31, 2007, 12.99% of total ordinary income dividends from the Government Portfolio were attributable to interest on securities issued by the U.S. Treasury (bills, certificates of indebtedness, notes and bonds) and certain government agencies. This income may be exempt from state and local income taxation.

For the fiscal year ended December 31, 2007, 65.07% of the dividends paid by the Prime Portfolio were "interest-related dividends" within the meaning of section 871(k)(1) of the Internal Revenue Code of 1986, as amended.

Credit Suisse Institutional Money Market Fund, Inc.
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolios' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTMM-AR-1207

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2007. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2007.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2006 and December 31, 2007.

	2006	2007
Audit Fees	$97,910	$102,898
Audit-Related Fees(1)	$6,490	$6,680
Tax Fees(2)	$5,030	$5,180
All Other Fees	—	—
Total	$109,430	$114,758

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($6,490 for 2006 and $6,680 for 2007).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2006 and December 31, 2007.

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	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2006 and December 31, 2007:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2006 and December 31, 2007 were $11,520 and $11,860, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)     The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)     Not applicable.

(b)         The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/ Lawrence D. Haber
Name: Lawrence D. Haber
Title: Chief Executive Officer
Date: March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lawrence D. Haber
Name: Lawrence D. Haber
Title: Chief Executive Officer
Date: March 6, 2008

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 6, 2008

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